Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 3.4	$ 0.1	₨ 4.5
Impact of 20% adverse change	6.4	0.1	8.3
Expected credit losses:
Impact of 10% adverse change	4.1	0.1	3.8
Impact of 20% adverse change	₨ 8.1	$ 0.1	₨ 7.6